Social and statutory obligations - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Social And Statutory Obligations	R$ 1,310,911	R$ 1,146,127